BASIC AND DILUTED LOSS PER SHARE	12 Months Ended
Dec. 31, 2025
BASIC AND DILUTED LOSS PER SHARE
BASIC AND DILUTED LOSS PER SHARE
12.	BASIC AND DILUTED LOSS PER SHARE

The calculation of basic and diluted loss per share for the years ended December 31, 2025 and 2024 was based on the following:

	2025	2024
Loss attributable to shareholders	$104,366	$36,149
Weighted average number of shares outstanding (000s)	545,437	537,851

For the years ended December 31, 2025, and 2024, basic and diluted loss per share does not include the effect of employee share purchase options outstanding (2025 – 11,840,300, 2024 – 17,950,000), warrants (2025 – nil, 2024 – 8,555,000) and DSUs (2025 – 430,485, 2024 – 536,396) as they were anti-dilutive.